Fair Value Measurement (Details) - USD ($) $ in Thousands		Sep. 30, 2018	Dec. 31, 2017
Assets:
Total financial assets		$ 1,638,573	$ 1,563,637
Fair value measurements [Member]
Assets:
Government and corporate debentures		10,756	12,929
Convertible debentures		1,163	1,209
Dividend preference derivative in TSG	[1]	2,400	2,400
Total financial assets		14,319	16,538
Liabilities:
Redeemable non-controlling interests	[2]	59,429	52,876
Contingent consideration	[2]	10,724	6,345
Total financial liabilities		70,153	59,221
Fair value measurements [Member] | Level 1 [Member]
Assets:
Government and corporate debentures
Convertible debentures
Dividend preference derivative in TSG	[1]
Total financial assets
Liabilities:
Redeemable non-controlling interests	[2]
Contingent consideration	[2]
Total financial liabilities
Fair value measurements [Member] | Level 2 [Member]
Assets:
Government and corporate debentures		10,756	12,929
Convertible debentures		1,163	1,209
Dividend preference derivative in TSG	[1]
Total financial assets		11,919	14,138
Liabilities:
Redeemable non-controlling interests	[2]
Contingent consideration	[2]
Total financial liabilities
Fair value measurements [Member] | Level 3 [Member]
Assets:
Government and corporate debentures
Convertible debentures
Dividend preference derivative in TSG	[1]	2,400	2,400
Total financial assets		2,400	2,400
Liabilities:
Redeemable non-controlling interests	[2]	59,429	52,876
Contingent consideration	[2]	10,724	6,345
Total financial liabilities		$ 70,153	$ 59,221

[1]	The fair value of dividend preference derivative in TSG was estimated using the Monte-Carlo simulation technique.
[2]	The fair value of redeemable non-controlling interests and contingent consideration was determined based on the present value of the future expected cash flow.